Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securities [Abstract]
Realized gross gains	$ 8	$ 47	$ 86
Realized gross losses	(55)	(40)	(4)
Recognized gross impairments	(1)	(4)	(7)
Total net securities (losses) gains	$ (48)	$ 3	$ 75